Pension and Postretirement Benefit Plans (Components of net periodic benefit cost and other information) (Details 6) - International Qualified and Non-qualified Pension Benefits - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Benefit Plan Information
Foreign currency exchange	$ (498)	$ (554)
Level 3
Benefit Plan Information
Foreign currency exchange	(36)	(62)
Defined benefit plan increases related to net purchases and unrealized gains losses	$ 16	$ 46